Note 6 - Available-for-sale Equity Securities	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes
Note 6 - Available-for-sale Equity Securities:

NOTE 6 – AVAILABLE-FOR-SALE EQUITY SECURITIES:

As of March 31, 2017 and September 30, 2016, available-for-sale equity securities were comprised of 2,272,800 and 3,000,000 shares of common stock, respectively, in New Jersey Mining Company (“NJMC”) (the “NJMC Shares”) that we received in January 2016 as partial consideration of the sale of our 50% interest in Butte Highlands JV, LLC.  Management has determined the best measure of NJMC fair value to be the closing price of NJMC common stock on the OTCQB market as of March 31, 2017 and September 30, 2016, which was $0.12 and $0.14 per share, respectively.  During the three-month period ended March 31, 2017, we sold 727,200 common shares of NJMC and realized a gain on the sale of available-for-sale securities of $23,826.  The following table summarizes the Company’s available-for-sale equity securities:

	March 31,	September 30,
	2017	2016
Shares	2,272,800	3,000,000
Cost	$ 168,869	$ 222,900
Unrealized Gain	103,867	197,100
Fair Value	$ 272,736	$ 420,000

NOTE 7 – AVAILABLE-FOR-SALE EQUITY SECURITIES:

Available-for-sale equity securities are comprised of 3,000,000 restricted shares of common stock in New Jersey Mining Company (“NJMC”) (See Note 6).  The following table summarizes the Company’s available-for-sale equity securities:

September 30,
2016
Cost	$ 222,900
Unrealized Gain	197,100
Fair Value	$ 420,000

Management has determined the best measure of the fair value of the NJMC shares of common stock to be the closing price of NJMC common stock on the OTCQB market as of September 30, 2016, which was $0.14 per share.  Associated with the unrealized gain on our available-for-sale equity securities, we recognized a tax benefit of $68,985.